BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions (Details) RUB in Millions, $ in Millions							1 Months Ended		2 Months Ended	3 Months Ended				12 Months Ended				24 Months Ended
	Dec. 11, 2015 RUB	Jan. 15, 2015 RUB	Aug. 19, 2014 USD ($)	Aug. 19, 2014 RUB	Mar. 12, 2014 USD ($)	Mar. 12, 2014 RUB	Sep. 30, 2014 USD ($)	Sep. 30, 2014 RUB	Feb. 28, 2017 RUB	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Jul. 31, 2015 USD ($)	Jul. 31, 2015 RUB	Aug. 19, 2014 RUB	Mar. 12, 2014 RUB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity																RUB 398	RUB 6,567
Fair value of contingent consideration included in purchase price of acquisition																341	165
Goodwill																274
ASSETS:
Goodwill										$ 139.1		$ 141.5		$ 139.1			8,920		RUB 8,436	RUB 8,581
RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity		RUB 500
Deferred cash payments		380							RUB 195					1.1	RUB 65	50
Contingent consideration		500
Goodwill		224
ASSETS:
Intangible assets		114
Deferred tax assets		77
Goodwill		224
Total assets		415
LIABILITIES:
Net assets		415
Total purchase consideration		415
RosTaxi | Content and software
ASSETS:
Intangible assets		9
RosTaxi | Customer relationships
ASSETS:
Intangible assets		RUB 93
LIABILITIES:
Amortization period of intangible assets acquired		5 years
RosTaxi | Non-compete agreements
ASSETS:
Intangible assets		RUB 12
RosTaxi | Non-compete agreements and software
ASSETS:
Intangible assets		RUB 21
Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity	RUB 120
Deferred cash payments	80													$ (1.1)				RUB 60
Contingent consideration	60
Contingent RSUs granted	20
Goodwill	50
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50
Total assets	120
LIABILITIES:
Net assets	120
Total purchase consideration	120
Agnitum | Content and software
ASSETS:
Intangible assets	RUB 50
Agnitum | Content and software | Minimum
LIABILITIES:
Amortization period of intangible assets acquired	1 year
Agnitum | Content and software | Maximum
LIABILITIES:
Amortization period of intangible assets acquired	3 years
Agnitum | Domain names and trademark
ASSETS:
Intangible assets	RUB 8
KitLocate Ltd
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)					100.00%																			100.00%
Cash consideration for acquisition of the entity					$ 10.2	RUB 371
Cash payments made					4.0	145
Contingent consideration					3.9																			RUB 142
Fair value of contingent consideration included in purchase price of acquisition					1.5	55
Settlement of earn-out payment obligation																					$ 1.9	RUB 69		84
ASSETS:
Cash and cash equivalents																								4
Current assets																								1
Intangible assets																								59
Goodwill																								158
Total assets																								222
LIABILITIES:
Current liabilities																								4
Deferred tax liabilities																								15
Net assets																								203
Total purchase consideration						RUB 203
KitLocate Ltd | Maximum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Settlement of earn-out payment obligation | $					$ 2.3
KitLocate Ltd | Patents
ASSETS:
Intangible assets																								30
KitLocate Ltd | Content and software
ASSETS:
Intangible assets																								20
KitLocate Ltd | Non-compete agreements
ASSETS:
Intangible assets																								9
Auto Ru
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)			100.00%																				100.00%
Cash consideration for acquisition of the entity			$ 178.4	RUB 6,428
Contingent consideration			$ 14.0																				RUB 504
Term of second escrow installment payment			43 months	43 months
ASSETS:
Cash and cash equivalents																							204
Current assets																							36
Property and equipment																							16
Intangible assets																							1,752
Goodwill																							4,885
Total assets																							6,893
LIABILITIES:
Current liabilities																							28
Non-current liabilities																							80
Deferred tax liabilities																							357
Net assets																							6,428
Total purchase consideration				RUB 6,428
Amortization period of intangible assets acquired			10 years	10 years
Auto Ru | Previously Reported
ASSETS:
Cash and cash equivalents																							204
Current assets																							36
Property and equipment																							16
Intangible assets																							1,400
Goodwill																							5,168
Total assets																							6,824
LIABILITIES:
Current liabilities																							28
Non-current liabilities																							80
Deferred tax liabilities																							288
Net assets																							6,428
Total purchase consideration				RUB 6,428
Auto Ru | Measurement Period Adjustment
ASSETS:
Intangible assets																							352
Goodwill																							(283)
Total assets																							69
LIABILITIES:
Deferred tax liabilities																							69
Auto Ru | Trade names
ASSETS:
Intangible assets																							865
Auto Ru | Portal content website and applications and customer relationships
ASSETS:
Intangible assets																							887
Auto Ru | Customer relationships
ASSETS:
Intangible assets																							756
Auto Ru | Website and applications
ASSETS:
Intangible assets																							116
Auto Ru | Portal content
ASSETS:
Intangible assets																							15
ADFOX
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity							$ 8.5	RUB 336				$ 1.4	RUB 55
Cash payments made										$ 1.4	RUB 55
ASSETS:
Property and equipment								2
Intangible assets								74
Deferred tax assets								74
Goodwill								296
Total assets								446
LIABILITIES:
Net assets								446
Total purchase consideration							$ 11.3	446
ADFOX | Trade names
ASSETS:
Intangible assets								15
ADFOX | Website and applications
ASSETS:
Intangible assets								59
Other acquisitions
ASSETS:
Intangible assets																	215
Deferred tax assets																	26
LIABILITIES:
Total purchase consideration																	347
Russian Search And Portal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill																RUB 50
ASSETS:
Goodwill																	1,506		1,657	1,802
Russian Search And Portal | KitLocate Ltd
ASSETS:
Goodwill																								RUB 158
Russian Search And Portal | ADFOX
ASSETS:
Goodwill								RUB 296
Russian E-commerce
ASSETS:
Goodwill																	106		106	106
Russian E-commerce | Other acquisitions
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill																	106
Classifieds
ASSETS:
Goodwill																	RUB 5,168		RUB 4,885	RUB 4,885
Classifieds | Auto Ru
ASSETS:
Goodwill																							RUB 4,885